CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Revenues (including services provided to a related party of nil, nil and RMB10,765 (US$1,561) for the years ended December 31, 2020, 2021 and 2022, respectively)	¥ 130,557,589	$ 18,929,071	¥ 93,949,939	¥ 59,491,865
Costs of revenues (including services received from related parties of RMB4,570,292, RMB5,166,381 and RMB5,353,661 (US$776,208) for the years ended December 31, 2020, 2021 and 2022, respectively)	(31,462,298)	(4,561,604)	(31,718,093)	(19,278,641)
Gross profit	99,095,291	14,367,467	62,231,846	40,213,224
Sales and marketing expenses (including services received from a related party of RMB4,166,230, RMB2,857,063 and RMB2,004,654 (US$290,648) for the years ended December 31, 2020, 2021 and 2022, respectively)	(54,343,719)	(7,879,099)	(44,801,720)	(41,194,599)
General and administrative expenses	(3,964,935)	(574,862)	(1,540,774)	(1,507,297)
Research and development expenses (including services received from related parties of RMB1,850,321, RMB604,605 and RMB356,789 (US$51,730) for the years ended December 31, 2020, 2021 and 2022, respectively)	(10,384,716)	(1,505,642)	(8,992,590)	(6,891,653)
Total operating expenses	(68,693,370)	(9,959,603)	(55,335,084)	(49,593,549)
Operating (loss)/profit	30,401,921	4,407,864	6,896,762	(9,380,325)
Interest and investment income, net	3,997,100	579,525	3,061,662	2,455,366
Interest expenses	(51,655)	(7,489)	(1,231,002)	(757,336)
Foreign exchange gain/(loss)	(149,710)	(21,706)	71,750	225,197
Other income, net	2,221,358	322,066	656,255	193,702
(Loss)/profit before income tax and share of results of equity investees	36,419,014	5,280,260	9,455,427	(7,263,396)
Income tax expenses	(4,725,667)	(685,157)	(1,933,585)	0
Share of results of equity investees	(155,285)	(22,514)	246,828	83,654
Net (loss)/income	31,538,062	4,572,589	7,768,670	(7,179,742)
Net (loss)/income attributable to ordinary shareholders	¥ 31,538,062	$ 4,572,589	¥ 7,768,670	¥ (7,179,742)
(Loss)/ earnings per share:
Basic | (per share)	¥ 6.24	$ 0.90	¥ 1.55	¥ (1.51)
Diluted | (per share)	¥ 5.48	$ 0.79	¥ 1.36	¥ (1.51)
Shares used in (loss)/ earnings per share computation:
Basic	5,057,540,124	5,057,540,124	5,012,651,334	4,768,343,300
Diluted	5,761,291,439	5,761,291,439	5,713,764,297	4,768,343,300
Other comprehensive (loss)/income
Foreign currency translation difference, net of tax of nil	¥ 5,860,304	$ 849,664	¥ (1,472,172)	¥ (2,495,958)
Unrealized losses on available-for-sale investments, net of tax	(18,166)	(2,634)
Total other comprehensive (loss)/income	5,842,138	847,030	(1,472,172)	(2,495,958)
Comprehensive (loss)/ income	¥ 37,380,200	$ 5,419,619	¥ 6,296,498	¥ (9,675,700)